UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/13/06


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $164,236


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5259    93780 SH       DEFINED                 91670        0     2110
American Intl Group Inc        COM              026874107     7085   106931 SH       DEFINED                103636        0     3295
Amgen Inc                      COM              031162100     2141    29925 SH       DEFINED                 28475        0     1450
Authentidate Holding Corp      COM              052666104       16    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     5802   122562 SH       DEFINED                118817        0     3745
Avery Dennison Corp            COM              053611109     4606    76554 SH       DEFINED                 73589        0     2965
BP P.L.C. Spons ADR            COM              055622104     1388    21161 SH       DEFINED                 20661        0      500
Capital One Finl Corp          COM              14040H105     3769    47920 SH       DEFINED                 46460        0     1460
Carnival Corp                  COM              143658300     4862   103391 SH       DEFINED                100881        0     2510
Chevron Corp New               COM              166764100      584     9000 SH       DEFINED                  6854        0     2146
Citigroup Inc                  COM              172967101     1238    24921 SH       SOLE                    24921        0        0
Devon Energy Corp              COM              25179M103     4563    72252 SH       DEFINED                 69646        0     2606
Disney Walt Co.                COM              254687106     3367   108945 SH       DEFINED                106295        0     2650
EMC Corporation                COM              268648102     2055   171503 SH       DEFINED                162968        0     8535
Electronic Arts                COM              285512109     2535    45400 SH       DEFINED                 44335        0     1065
Exxon Mobil Corp               COM              30231G102     3764    56099 SH       DEFINED                 54699        0     1400
Fannie Mae                     COM              313586109     2044    36562 SH       DEFINED                 36377        0      185
First Data Corp                COM              319963104      208     4997 SH       SOLE                     4997        0        0
General Electric Co            COM              369604103     9057   256571 SH       DEFINED                253196        0     3375
Heinz H J Co                   COM              423074103      226     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     6465   176203 SH       DEFINED                170668        0     5535
Intl Business Machines         COM              459200101     4800    58584 SH       DEFINED                 55884        0     2700
JPMorgan Chase & Co            COM              46625H100     5082   108222 SH       DEFINED                104632        0     3590
Johnson & Johnson              COM              478160104     5158    79430 SH       DEFINED                 77405        0     2025
Marsh & McLennan Cos Inc       COM              571748102      321    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      277     7160 SH       SOLE                     7160        0        0
McDonalds Corp                 COM              580135101      510    13040 SH       SOLE                    13040        0        0
Medtronic Inc                  COM              585055106     1730    37254 SH       DEFINED                 36079        0     1175
Microsoft Corp                 COM              594918104     3874   141635 SH       DEFINED                137170        0     4465
Motorola Inc                   COM              620076109     3731   149255 SH       DEFINED                146255        0     3000
Nordstrom Inc                  COM              655664100     8653   204570 SH       DEFINED                199310        0     5260
Omnicom Group                  COM              681919106     6349    67826 SH       DEFINED                 65701        0     2125
Pall Corp                      COM              696429307     4567   148238 SH       DEFINED                144073        0     4165
Pepsico Inc                    COM              713448108     6515    99828 SH       DEFINED                 97278        0     2550
Pfizer Inc                     COM              717081103     2018    71169 SH       DEFINED                 67459        0     3710
Pitney-Bowes, Inc              COM              724479100     1198    27000 SH       SOLE                    27000        0        0
Procter & Gamble Company       COM              742718109     6300   101639 SH       DEFINED                 99412        0     2227
Qualcomm Inc.                  COM              747525103      544    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      507    10550 SH       SOLE                    10550        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      492     7436 SH       SOLE                     7436        0        0
Sara Lee Corp                  COM              803111103      487    30285 SH       SOLE                    30285        0        0
Schlumberger Limited           COM              806857108     7836   126324 SH       DEFINED                123054        0     3270
Swift Energy Co                COM              870738101     3406    81437 SH       DEFINED                 78962        0     2475
Teva Pharmaceutical Inds ADR   COM              881624209     2288    67105 SH       DEFINED                 65085        0     2020
Texas Instruments Incorporated COM              882508104      532    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     1971    86242 SH       DEFINED                 84140        0     2102
Wal Mart Stores Inc            COM              931142103     6952   140966 SH       DEFINED                137201        0     3765
Walgreen Co.                   COM              931422109     6257   140959 SH       DEFINED                138534        0     2425
Wyeth Corp                     COM              983024100      632    12426 SH       SOLE                    12426        0        0
Zimmer Holdings Inc            COM              98956P102      215     3180 SH       SOLE                     3180        0        0